BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)		12 Months Ended
	Jan. 11, 2024 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2023 $ / shares	Apr. 11, 2022 $ / shares
Ordinary shares, per shares | $ / shares			$ 0.001			$ 0.001	$ 0.001
Gross proceeds from offering shares		$ 76,438,222	$ 9,799,772
IPO [Member]
Offering ordinary shares | shares	2,449,943
Ordinary shares, per shares | $ / shares	$ 4.00
Gross proceeds from offering shares | $	$ 9,799,772
Shareholder [Member] | IPO [Member]
Gross proceeds from offering shares | $	$ 2,502,068
Sale of stock, shares | shares	625,517
Sale of stock, per share | $ / shares	$ 4.00
Roma Risk Advisory Limited [Member] | Lucky Time Ventures Limited [Member]
Effective ownership, percentage			100.00%
Roma Risk Advisory Limited [Member] | Mr Cheng King Yip [Member] | Lucky Time Ventures Limited [Member]
Effective ownership, percentage			100.00%
Owned shares | shares			6,562,500